Satellites, Property and Other Equipment	9 Months Ended
Sep. 30, 2025
Satellites, Property and Other Equipment [Abstract]
SATELLITES, PROPERTY AND OTHER EQUIPMENT

9. SATELLITES, PROPERTY AND OTHER EQUIPMENT

For the nine months ended September 30, 2025, the Company had additions of $524.6 million (nine months ended September 30, 2024 — $660.7 million) primarily related to acquisitions associated with the LEO program.